Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Long-term debt	$ 53,577	$ 35,505
Lease liabilities	509	952
Accrued liabilities and other payables	5,814	3,497
Trade accounts payables	3,548	1,100
Current portion of fair value of derivative financial instruments	0	92
Total financial liabilities	63,448	41,146
Less than 3 months [member]
Disclosure of financial liabilities [line items]
Long-term debt	2,495	1,566
Lease liabilities	80	92
Accrued liabilities and other payables	5,814	3,497
Trade accounts payables	3,548	1,100
Current portion of fair value of derivative financial instruments		23
Total financial liabilities	11,937	6,278
3 to 12 months [member]
Disclosure of financial liabilities [line items]
Long-term debt	7,266	4,614
Lease liabilities	241	275
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Current portion of fair value of derivative financial instruments		69
Total financial liabilities	7,507	4,958
1 to 5 years [member]
Disclosure of financial liabilities [line items]
Long-term debt	43,816	29,325
Lease liabilities	188	585
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Current portion of fair value of derivative financial instruments		0
Total financial liabilities	44,004	29,910
More than 5 years [member]
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Lease liabilities	0	0
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Current portion of fair value of derivative financial instruments		0
Total financial liabilities	$ 0	$ 0